Subsequent Events (Details) (Subsequent Event [Member], USD $)	3 Months Ended	0 Months Ended
	Mar. 31, 2014	Feb. 11, 2014 Kodiak Capital Group, LLC [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	990,000
Number of shares issued	$ 495,000
Stock issuance price per share	$ 0.50
Purchase of common stock shares	700,000
Received additional cash deposits	350,000
Equity method investment		$ 5,000,000
Stock issued for investment commitment fee		147,058